Fair Value Measurements and Hierarchy (Tables)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 02, 2021	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Summary of changes in company's Level 3 fair value measurements

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on February 12, 2021 (including over-allotment)	280,875	10,857,917	11,138,792
Change in valuation inputs or other assumptions	$71,550	$2,002,917	$2,074,467

Fair value as of December 2, 2021	$352,425	$12,860,834	$13,213,259

P3 Health Partners Inc.
Class of Warrant or Right [Line Items]
Schedule of carrying amounts of financial instruments

	Successor
	June 30, 2022	December 31, 2021
Financial assets:
Cash	$63,145,379	$140,477,586
Restricted cash	753,920	356,286
Clinics fees and insurance receivables, net	1,931,291	1,090,104
Other receivables	261,935	726,903
Financial liabilities:
Accounts payable and accrued expenses	20,693,070	17,730,683
Warrants liabilities	5,429,009	11,382,826

	Successor	Predecessor
	December 31,	December 31,
	2021	2020
Financial Assets:
Cash	$140,477,586	$36,261,104
Restricted Cash	$356,286	$3,641,843
Clinics Fees and Insurance Receivables, Net	$1,090,104	$675,954
Other Receivables	$726,903	$146,117
Financial Liabilities:
Accounts Payable and Accrued Expenses	$17,730,683	$11,793,125
Liability for Warrants	$11,382,826	$6,316,605

Summary of Level 3 inputs into option pricing model

The key Level 3 inputs into the option pricing model as of June 30, 2022 relating to the Private Placement Warrants to purchase Class A Common Stock were as follows:

Volatility	65.00%
Risk-Free Interest rate	3.00%
Exercise Price	$11.50
Expected Term	4.4	Years

The key Level 3 inputs into the option pricing model as of December 31, 2021 relating to the Private Placement Warrants to purchase Class A Common Stock were as follows:

Volatility	60.00%
Risk-Free Interest rate	1.26%
Exercise Price	$11.50
Expected Term	4.9	Years

Summary of changes in company's Level 3 fair value measurements

	Successor	Predecessor
	Six Months Ended June	Six Months Ended June
	30, 2022	30, 2021
Beginning Balance of Private Warrant Liability	$502,276	$6,316,605
Mark-to-Market Adjustment for Stock Warrants	(344,101)	10,661,579
Ending Balance of Private Warrant Liability	$158,175	$16,978,184

	Successor	Predecessor
	December 3, 2021
	through		Year
	December 31,	January 1, 2021	Ended
	2021	through	December
	(Private	December 2, 2021	31, 2020
	Placement	(Class D	(Class D
	Warrants)	Warrants)	Warrants)
Beginning Balance	$793,650	$6,316,605	$ N/A
Issuance of Class D Warrants	—	—	6,316,605
Mark-to-Market Adjustment for Stock Warrants	(291,374)	7,664,869	—
Ending Balance	$502,276	$13,981,474	$6,316,605

P3 Health Partners Inc. | Class D Warrants
Class of Warrant or Right [Line Items]
Summary of Level 3 inputs into option pricing model

Volatility	65.0%
Risk-Free Interest rate	0.10%
Exercise Price	$4.68
Expected Term	1.1	Years

P3 Health Partners Inc. | Private Placement Warrants
Class of Warrant or Right [Line Items]
Summary of Level 3 inputs into option pricing model

Volatility	60.0%
Risk-Free Interest rate	1.26%
Exercise Price	$11.50
Expected Term	4.9	Years